Common Shares	12 Months Ended
Dec. 31, 2024
Common Shares [Abstract]
Common shares [text block]	32 – Common Shares Common Shares Deutsche Bank’s share capital consists of common shares issued in registered form without par value. Under German law, each share represents an equal stake in the subscribed capital. Therefore, each share has a nominal value of € 2.56, derived by dividing the total amount of share capital by the number of shares. Number of shares Issued andfully paid Treasury shares Outstanding Common shares, January 1, 2023 2,066,773,131 (28,931,618) 2,037,841,513 Shares issued under share-based compensation plans 0 0 0 Capital increase 0 0 0 Common shares cancelled (26,530,172) 26,530,172 0 Shares purchased for treasury 0 (81,868,366) (81,868,366) Shares sold or distributed from treasury 0 36,074,703 36,074,703 Common shares, December 31, 2023 2,040,242,959 (48,195,109) 1,992,047,850 Shares issued under share-based compensation plans 0 0 0 Capital increase 0 0 0 Common shares cancelled (45,541,366) 45,541,366 0 Shares purchased for treasury 0 (86,796,707) (86,796,707) Shares sold or distributed from treasury 0 39,874,612 39,874,612 Common shares, December 31, 2024 1,994,701,593 (49,575,838) 1,945,125,755 There are no issued ordinary shares that have not been fully paid. The Group has bought back shares pursuant to share buyback authorizations by the Annual General Meetings. All such transactions were recorded in shareholders’ equity and no revenues and expenses were recorded in connection with these activities. Treasury stock held as of year-end will mainly be used for cancellation with the purpose of distributing capital to shareholders as well as for future share-based compensation. Authorized Capital The Management Board is authorized to increase the share capital by issuing new shares for cash consideration. As of December 31, 2024, Deutsche Bank AG had authorized but unissued capital of € 2,560,000,000 which may be issued in whole or in part until April 30, 2026. Further details are governed by Section 4 of the Articles of Association. Authorized capital Consideration Pre-emptive rights Expiration date € 512,000,000 Cash May be excluded pursuant to Section 186 (3) sentence 4 of the Stock Corporation Act and may be excluded in so far as it is necessary to grant pre-emptive rights to the holders of option rights, convertible bonds, and convertible participatory rights April 30, 2026 € 2,048,000,000 Cash May be excluded in so far as it is necessary to grant pre-emptive rights to the holders of option rights, convertible bonds, and convertible participatory rights. April 30, 2026 Conditional Capital Deutsche Bank has no outstanding conditional capital as of December 31, 2024. Dividends The following table presents the amount of dividends proposed or declared for the years ended December 31, 2024, 2023 and 2022, respectively. 2024(proposed) 2023 2022 Cash dividends declared (in € ) 1,312,959,884 882,615,288 609,934,751 Cash dividends declared per common share (in €) 0.68 0.45 0.30 No dividends have been declared since the balance sheet date.